Per Share Data	9 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Per Share Data
19.	Per Share Data
Reconciliation of the differences between basic and diluted earnings per share (EPS) in the nine and three months ended December 31, 2018 and 2019 is as follows:
During the nine and three months ended December 31, 2018 and 2019, there were no stock compensation which were antidilutive.

	Millions of yen
	Nine months ended December 31, 2018	Nine months ended December 31, 2019
Net Income attributable to ORIX Corporation shareholders	¥236,207	¥244,319

	Millions of yen
	Three months ended December 31, 2018	Three months ended December 31, 2019
Net Income attributable to ORIX Corporation shareholders	¥81,157	¥85,169

	Thousands of Shares
	Nine months ended December 31, 2018	Nine months ended December 31, 2019
Weighted-average shares	1,280,038	1,279,196
Effect of dilutive securities—
Stock compensation	1,083	1,138

Weighted-average shares for diluted EPS computation	1,281,121	1,280,334

	Thousands of Shares
	Three months ended December 31, 2018	Three months ended December 31, 2019
Weighted-average shares	1,279,962	1,278,048
Effect of dilutive securities—
Stock compensation	1,040	1,245

Weighted-average shares for diluted EPS computation	1,281,002	1,279,293

	Yen
	Nine months ended December 31, 2018	Nine months ended December 31, 2019
Earnings per share for net income attributable to ORIX Corporation shareholders:
Basic	¥184.53	¥190.99
Diluted	¥184.38	¥190.82

	Yen
	Three months ended December 31, 2018	Three months ended December 31, 2019
Earnings per share for net income attributable to ORIX Corporation shareholders:
Basic	¥63.41	¥66.64
Diluted	¥63.35	¥66.58

Note:
The Company’s shares held through the Board Incentive Plan Trust are included in the number of treasury stock shares to be deducted in calculation of the weighted-average shares for EPS computation. (1,715,210 and 1,813,193 shares for the nine months ended December 31, 2018 and 2019, 1,823,993 and 1,796,993 shares for the three months ended December 31, 2018 and 2019)